Contingencies	12 Months Ended
Sep. 30, 2013
Commitments And Contingencies Disclosure [Abstract]
Contingencies

Note 16 — Contingencies

Commitments

The Company leases office space and vehicles under non-cancelable operating leases in various countries in which it does business. Future minimum non-cancelable lease payments based on the Company’s contractual obligations as of September 30, 2013 are as follows:

For the year ended September 30,
2014	$63,797
2015	46,730
2016	42,454
2017	34,833
2018	30,140
Thereafter	66,257

$284,211

Future minimum non-cancelable lease payments, as stated above, do not reflect committed future sublease income of $2,245, $1,310, $725, $306 and $317 for the years ended September 30, 2014, 2015, 2016, 2017 and 2018, respectively.

Rent expense net of sublease income was approximately $45,610, $41,488 and $40,104 for fiscal 2013, 2012 and 2011, respectively.

Legal Proceedings

The Company is involved in various legal proceedings arising in the normal course of its business. The Company accrues for a loss contingency when it determines that it is more likely than not, after consultation with counsel, that a liability has been incurred and the amount of such loss can be reasonably estimated. At this time, the Company believes that the results of any such contingencies, either individually or in the aggregate, will not have a material adverse effect on the Company’s financial position, results of operations or cash flows.

Guarantor’s Accounting and Disclosure Requirements for Guarantees

The Company generally offers its products with a limited warranty for a period of 90 days. The Company’s policy is to accrue for warranty costs, if needed, based on historical trends in product failure. Based on the Company’s experience, only minimal warranty charges have been required after revenue was fully recognized and, as a result, the Company did not accrue any amounts for product warranty liability during fiscal years 2013, 2012 and 2011.

The Company generally indemnifies its customers against claims of intellectual property infringement made by third parties arising from the use of the Company’s software. To date, the Company has incurred and recorded only minimal costs as a result of such obligations in its consolidated financial statements.